Investment Objectives and Goals - Calamos Antetokounmpo Global Sustainable Equities ETF	Nov. 21, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Antetokounmpo Global Sustainable Equities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Antetokounmpo Global Sustainable Equities ETF (the "Fund") seeks long-term capital appreciation.